Leases, Future Minimum Time-Charter Receipts (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($) Vessel
Future Minimum Time-charter Receipts [Abstract]
Estimated off-hire time	20 days
Vessels in Operation [Member]
Future Minimum Time-charter Receipts [Abstract]
2026 (remaining)	$ 24,699
2027	43,803
2028	17,660
2029	17,246
2030 and thereafter	12,611
Total	116,019
Vessels Under Construction [Member]
Future Minimum Time-charter Receipts [Abstract]
2026 (remaining)	0
2027	0
2028	3,488
2029	32,081
2030 and thereafter	377,269
Total	$ 412,838
Weco Tankers A/S [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	1
CTC [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	1
Trafigura [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	2
Term of time charter	7 years
Term of time charter extensions	4 years